Shareholder Report, Average Annual Return (Details) 1014049_Franklin Intelligent Machines ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	73 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin Intelligent Machines ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Intelligent Machines ETF (NAV)
Average Annual Return, Percent	55.55%	15.37%	23.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	18.09%	10.87%	13.94%